Statement of financial position - ZAR (R) R in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets
Property, plant and equipment	R 181,552	R 167,457	R 166,331
Assets under construction	184,007	165,361	135,399
Goodwill and other intangible assets	2,792	2,687	2,355
Equity accounted investments	10,961	10,991	9,679
Post-retirement benefit assets	1,292	1,498	612
Deferred tax assets	4,302	4,096	3,414
Other long-term assets	7,223	5,888	3,857
Non-current assets	392,129	357,978	321,647
Assets in disposal groups held for sale	136	113	1,904
Short-term investments		85
Inventories	31,203	29,364	28,903
Trade and other receivables	30,515	33,031	32,996
Short-term financial assets	2,602	1,536	4,934
Cash and cash equivalents	15,876	17,128	16,493
Current assets	80,332	81,257	85,230
Total assets	472,461	439,235	406,877
Equity and liabilities
Shareholders' equity	235,997	222,985	210,950
Non-controlling interests	6,241	5,623	5,972
Total equity	242,238	228,608	216,922
Long-term debt	114,013	89,411	74,402
Finance leases	7,216	7,280	4,273
Long-term provisions	15,621	15,160	16,725
Post-retirement benefit obligations	12,141	11,900	11,374
Long-term deferred income	850	879	879
Long-term financial liabilities	433	133	475
Deferred tax liabilities	28,773	25,908	27,312
Non-current liabilities	179,047	150,671	135,440
Liabilities in disposal groups held for sale	44	36	178
Short-term debt	10,243	14,709	17,278
Short-term financial liabilities	1,264	1,926	948
Other current liabilities	39,519	43,196	35,945
Bank overdraft	106	89	166
Current liabilities	51,176	59,956	54,515
Total equity and liabilities	R 472,461	R 439,235	R 406,877